Related party transactions - Additional Information (Details) € in Millions	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Jul. 13, 2020 beneficiary_certificate shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Warrants sold to acquire ordinary shares | €	€ 31			€ 15
Ordinary shares acquired trough warrants issue (in shares)	800,000			800,000
Exercise price of warrants (in dollars per share) | $ / shares		$ 281.63			$ 190.09
Warrant exercise price number of times of fair market value of ordinary shares	1.3			1.3
Certain Members of Key Management | D G E Investments Limited
Disclosure of transactions between related parties [line items]
Ordinary shares issued (in shares)			1,084,043
Number of beneficiary certificates issued | beneficiary_certificate			10,840,430
Number of warrants effectively net settled (in shares)			1,600,000
Employee and Member of Management of Group
Disclosure of transactions between related parties [line items]
Proceeds from warrants issued | €	€ 31
Number of ordinary shares that can be acquired from warrants issued (in shares)	800,000
Exercise price of each warrant (in dollars per share) | $ / shares		$ 281.63
Exercise price of each warrant to fair market value of ordinary shares on date of issuance	130.00%
Subsidiaries | Netherlands
Disclosure of transactions between related parties [line items]
Ordinary shares issued (in shares)						4,450,000	1,198,000	2,000,000